Intangible assets	6 Months Ended
Jun. 30, 2021
Intangible assets
Intangible assets

C4    Intangible assets

C4.1  Goodwill

Goodwill shown on the consolidated statement of financial position at 30 June 2021 represents amounts allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses. There has been no impairment as at 30 June 2021.

	2021 $m	2020 $m
	30 Jun	31 Dec
Carrying value at beginning of period	961	969
Exchange differences	(35)	(8)
Carrying value at end of period	926	961

C4.2  Deferred acquisition costs and other intangible assets

	2021 $m	2020 $m
	30 Jun	31 Dec
Deferred acquisition costs and other intangible assets attributable to shareholdersnote C4.3	6,451	20,275
Other intangible assets, including computer software, attributable to with-profits funds	74	70
Total of deferred acquisition costs and other intangible assets	6,525	20,345
Analysed as:
Deferred acquisition costs and other intangible assets from continuing operations
Attributable to shareholder-backed businessnote	6,451	6,394
Attributable to with-profits business	74	70
Deferred acquisition costs and other intangible assets from discontinued US operations	—	13,881
Total of Deferred acquisition costs and other intangible assets	6,525	20,345

Note

The deferred acquisition costs (DAC) and other intangible assets attributable to shareholders from continuing operations comprise:

	2021 $m	2020 $m
	30 Jun	31 Dec
DAC related to insurance contracts as classified under IFRS 4	2,468	2,319
DAC related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	37	34
DAC related to insurance and investment contracts	2,505	2,353
Distribution rights	3,765	3,851
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	31	34
Other intangibles	150	156
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholders	3,946	4,041
Total of DAC and other intangible assets	6,451	6,394

C4.3  Movement in DAC and other intangible assets attributable to shareholders

	2021 $m			2020 $m
	DAC	Other	Half year	Full year
		intangibles	Total	Total
		note
Balance at beginning of period:	16,216	4,059	20,275	17,409
Reclassification of US operations as held for distribution	(13,863)	(18)	(13,881)	—
Additions	374	101	475	2,471
Amortisation to the income statement:
From continuing operations	(186)	(145)	(331)	(518)
From discontinued US operations in the 2020 comparatives	—	—	—	374
	(186)	(145)	(331)	(144)
Amortisation of DAC related to the discontinued US operations recognised within other comprehensive income in the 2020 comparatives	—	—	—	494
Disposals and transfers	—	(3)	(3)	(12)
Exchange differences and other movements	(36)	(48)	(84)	57
Balance at end of period	2,505	3,946	6,451	20,275

Note

Other intangibles comprise distribution rights, present value of acquired in-force (PVIF) and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include additions of $11 million, amortisation of $(11) million, foreign exchange of $(3) million and closing balance at 30 June 2021 of $81 million (31 December 2020: $84 million from continuing operations).